IR PASS-THROUGH CORP.
                                                     c/o Winthrop Management LLC
                                                     7 Bulfinch Place, Suite 500
                                                                   P.O. Box 9507
                                                           Boston, MA 02114-9507
                                                                  (617) 570-4600

Integrated ARROs Fund II (the "Fund")

February, 2004

Dear Unitholder:

Enclosed for your review are the Fund's audited financial statements as of December 31, 2003. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (800-945-0440) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Bankers Trust Company at (800) 735-7777.

Sincerely,

Integrated ARROs Fund II
By: IR Pass-through Corp., Sponsor

                          Independent Auditors' Report

To the Unit-holders, Board of Directors of the Sponsor, and Trustee of Integrated ARROs Fund II

We have audited the accompanying statements of financial condition of Integrated ARROs Fund II (the "Fund") as of December 31, 2003 and 2002, including the schedule of portfolio investments as of December 31, 2003, and the related statements of operations and changes in net assets for the years then ended and the schedule of selected per unit operating performance, ratios and supplemental data for each of the two years in the period ended December 31, 2003. These financial statements and the selected per unit operating performance, ratios and supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the selected per unit operating performance, ratios and supplemental data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected per unit operating performance, ratios and supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per unit operating performance, ratios and supplemental data referred to above present fairly, in all material respects, the financial position of Integrated ARROs Fund II as of December 31, 2003 and 2002, and the results of its operations and changes in its net assets for the years then ended and the selected per unit operating performance, ratios and supplemental data for each of the two years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As explained in Note 2, the financial statements include investments in payment obligations valued at $8,965,257 and $11,038,203 as of December 31, 2003 and 2002, respectively, whose values have been stated at the lower of fair market value, as estimated by the Board of Directors of the Sponsor in the absence of readily ascertainable market values, or Minimum Termination Amount. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of fair market value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

                                                   /s/ Imowitz Koenig & Co., LLP

New York, New York
February 12, 2004

                            Integrated ARROs Fund II
                        Statements of Financial Condition

                                                                December 31,
                                                        ----------------------------
Assets                                                      2003             2002
                                                        -----------      -----------
Cash and Cash Equivalents                               $   449,161      $   866,453

Investments in payment obligations, at minimum
termination value (cost $3,958,091 and $4,349,927
for 2003 and 2002, respectively)                          8,965,257       11,038,203
                                                        -----------      -----------

Total Assets                                              9,414,418       11,904,656

Liabilities

Distributions Payable                                       449,161          866,453
                                                        -----------      -----------

Net Assets                                              $ 8,965,257      $11,038,203
                                                        ===========      ===========

Net Asset Value per unit (7,446 units outstanding)      $  1,204.03      $  1,482.43
                                                        ===========      ===========

                        See notes to financial statements

                            Integrated ARROs Fund II
                            Statements of Operations

                                                              Year Ended December 31,
                                                            --------------------------
                                                               2003            2002
                                                            ----------      ----------
Investment Income:

    Interest and discount earned, net of fund expenses      $1,075,811      $1,319,835
                                                            ==========      ==========

                        See notes to financial statements

                            Integrated ARROs Fund II
                       Statements of Changes in Net Assets

                                                               Year Ended December 31,
                                                          -------------------------------
                                                              2003               2002
                                                          ------------       ------------
Decrease in net assets from operations:

Net investment income                                     $  1,075,811       $  1,319,835
                                                          ------------       ------------

Net increase in net assets resulting from operations         1,075,811          1,319,835

Total declared as distributions to Unit Holders             (3,148,757)        (2,318,603)
                                                          ------------       ------------

Net decrease in net assets                                  (2,072,946)          (998,768)

Net assets:

Beginning of period                                         11,038,203         12,036,971
                                                          ------------       ------------

End of period                                             $  8,965,257       $ 11,038,203
                                                          ============       ============

                        See notes to financial statements

                            Integrated ARROs Fund II
                          Notes to Financial Statements

1.    ORGANIZATION

      Integrated ARROs Fund II (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

      The Fund was formed in July 1987 for the purpose of realizing appreciation in value and deferring the receipt of income through investments in a portfolio consisting of five contract rights for the payment of money (the "Payment Obligations"). The Payment Obligations were sold to the Fund by IR Pass-through Corporation (the "Sponsor"), formerly a wholly-owned subsidiary of Integrated Resources, Inc. ("Integrated"). The Payment Obligations were originally entered into by five privately offered, single purpose limited partnerships (the "Partnership(s)") previously sponsored by Integrated that had acquired and net leased commercial real estate. Pursuant to the Consummation of Integrated's Plan of Reorganization ("the Plan"), on November 3, 1994, the Sponsor became a wholly-owned indirect subsidiary of Presidio Capital Corp. ("Presidio") which subsequently merged with NorthStar Capital Investment Corp. (See Footnote 3). All capitalized terms, herein not defined, have the same meaning as defined in the Trust Indenture.

2.    SIGNIFICANT ACCOUNTING POLICIES

      Security Valuation

      The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

      Federal Income Taxes

      The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

      Cash and Cash Equivalents

      Cash and cash equivalents represents payment obligations received by the Fund and which were invested in U. S. Treasury bills with maturities of three months or less.

      Use of Estimates

      The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts for Investments in payment obligations and the reported amounts for Net investment income. Actual results could differ from these estimates.

3.    THE SPONSOR

      IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio merged with NorthStar Capital Investment Corp. (NorthStar Capital") on February 14, 2002.

      Subject to the rights of the unitholders under the Trust Indenture, NorthStar Capital is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. NorthStar Presidio Management Company, LLC ("NorthStar Presidio"), an affiliate of NorthStar Capital, provided administrative services to Presidio through October 25, 1999. Thereafter, administrative services were provided to Presidio by AP-PCC III, L.P. ("AP-PCC"), an unaffiliated third party. NorthStar Presidio and AP-PCC in turn provided services to the Fund. The board of directors of NorthStar Capital is authorized to designate the officers and directors of the Sponsor, whose names, titles, principal occupations during the past five years and the date they began office is set forth in Note 5, Commitments and Contingencies.

4.    THE PAYMENT OBLIGATIONS

      The five Payment Obligations acquired by the Fund were issued from 1981 to 1983 for the sale to the Partnerships of rights to acquire interests in properties or for services rendered. Two of the five Payment Obligations (Trefar and Zebon) were satisfied in full during 1996.

      Payments on the remaining three Payment Obligations are scheduled over a period not in excess of 40 years from commencement of the initial terms ("Primary Terms") (approximately 25 years), of the respective net leases. Interest at simple interest rates ranging from 16.5% to 19.625% accrues on the principal amounts of each Payment Obligation. Payments on the Payment Obligations were scheduled to commence approximately 15 years after commencement of the Primary Terms of each net lease.

      If a net lease is not extended by the lessee beyond the Primary Term, the Partnership's obligation to pay the balance of the principal of a Payment Obligation and accrued interest does not accelerate. In such event, the Partnership may either seek to re-lease or to sell the property, but there can be no assurance that such a sale or new lease would be made or that it would be made in a timely manner. If a sale is made, the balance of the principal and accrued interest thereon may be declared by the Fund, at its discretion, to be immediately due and payable. Upon the disposition by a Partnership of its entire interest in the property (or properties), the Partnership shall be obligated to pay the Fund (after satisfaction of any obligations senior to that of the Payment Obligation which are then due and payable) first, accrued unpaid interest and then the unpaid principal balance of the payment Obligation. The Fund does not have the right to accelerate the payment of any Payment Obligation in the event that a Partnership does not sell its property at the end of the Primary Term, so long as the Partnership remains current on its payments under the Payment Obligation. As such, it is possible that the Fund may not realize the entire outstanding principal and interest thereon of the related Payment Obligation.

5.    COMMITMENTS AND CONTINGENCIES

      The Trust Indenture provides that the Sponsor will bear all costs of administering the Fund through the period in which the Fund will be receiving only primary term payments. However, when the Fund begins receiving renewal term payments, the Fund shall bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

      The Trust Indenture provides that the above obligations of the Sponsor were to be funded through the retention of a portion of the proceeds from the sale of the Units. However, the Sponsor did not segregate from the general assets of its then parent, Integrated, a portion of the sale proceeds for this purpose. Integrated filed for bankruptcy on February 13, 1990 under Chapter 11 of the United States Bankruptcy code. While Integrated's bankruptcy did not directly affect the Fund, and had no effect on the portfolio of the Fund, the bankruptcy did affect the Sponsor, which had no source of revenues other than Integrated. The Sponsor therefore filed a claim in Integrated's bankruptcy proceedings for the amounts necessary to fund the Sponsor's obligations to the Fund and to Integrated ARROs Fund I ("Fund I"), an affiliate. As Integrated's liabilities far exceeded its assets, and the Sponsor's claim was that of an unsecured general creditor, it was unlikely that amounts eventually paid on the Sponsor's claim would be sufficient to fund the Sponsor's obligations. However, in 1994 in full settlement of the Sponsor's claim, Integrated paid the Sponsor $450,000. The Sponsor projected at that time, based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, that this amount would enable the Sponsor to meet its obligations to the Fund, and its similar obligations to Fund I, through approximately the year 2000. However, at that time there was no assurance that the $450,000 paid by Integrated, plus any interest accrued (the "Settlement Fund"), would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of December 31, 1997, approximately $61,000 remained of the original Settlement Fund. However, the Settlement Fund was fully depleted during the first half of 1998. The Trustee may establish a reserve fund, set aside out of the proceeds of the Payment Obligations, to pay future expenses of administering the Fund. Consequently, the Trustee paid $38,003 and $51,371 in such expenses from the proceeds of Payment Obligations received by the Fund in 2003 and 2002, respectively.

      Set forth below is certain information with respect to the Sponsor's directors and officers. The business address for each of them is c/o Winthrop Management, LLC, 7 Bulfinch Place, Suite 500, P.O. Box 9507, Boston, Massachusetts 02114-9507.

                                                                        DIRECTOR/
     NAME                   POSITION WITH SPONSOR                     OFFICER SINCE   PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
     ----                   ---------------------                     -------------   -----------------------------------------
     Richard J. McCready    Director and President and Secretary       2002           Mr. McCready joined NorthStar Capital in
                                                                                      1998. From 1990 until 1998 he was President,
                                                                                      Chief Operating Officer and a director of
                                                                                      First Winthrop Corporation. Previous to
                                                                                      joining First Winthrop Corporation in 1990,
                                                                                      he was in the Corporate and Real Estate
                                                                                      Finance group at the law firm of Mintz,
                                                                                      Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

     Steven Kauff           Director, Vice President and Treasurer     July 1999      Mr. Kauff joined NorthStar Capital in July
                                                                                      1999. From 1996 to 1999 Mr Kauff was a
                                                                                      Manager in the Real Estate and Hospitality
                                                                                      Services Group of Arthur Andersen LLP. Prior
                                                                                      to joining Arthur Andersen LLP, Mr. Kauff was
                                                                                      with Price Waterhouse LLP in the Real Estate
                                                                                      Industry Services Group.

6.    DISTRIBUTION PAYABLE

      The Trustee declared a $449,161 ($60.32 per unit) distribution payable to unitholders of record as of December 31, 2003. Such distribution was paid on January 15, 2004.

7.    SIGNIFICANT TRANSACTIONS

      The Trust Indenture provides for the acceptance of involuntary sale (such as in an economic discontinuance) proceeds in prepayment of a payment obligation in which the underlying partnership has a single property (lease). However, it does not specifically provide for acceptance of involuntary sale proceeds in partial prepayment of a payment obligation where the underlying partnership has more than one property (lease) comprising the payment obligation. The Sponsor believes that the original intent of the Trust Indenture was to allow for such partial prepayment. However, the Trustee did not agree with such interpretation.

      Effective March 29, 1998, the Sponsor arranged for the replacement of the Trustee for both Fund I and the Fund with a new trustee (the "Successor Trustee") which had a broader interpretation of the Trust Indenture with regard to partial prepayments received from a multi-property partnership. On April 1, 1998, a supplemental agreement to the original Trust Indenture was entered into between the Successor Trustee for the Fund, the Sponsor of the Fund, and the Partnerships that have Payment Obligations to the Fund. Such agreement allows for, among other things, the partial prepayment of a multi-property Partnership's Payment Obligation in the event of an involuntary sale of one of its properties.

      The general partner of Bradall Associates ("Bradall") sold one of its five properties on September 25, 2003 to a third party (a voluntary sale under the terms of the Trust Indenture). As a result, Bradall wired $1,105,705 to the Fund's Trustee in partial satisfaction of the Bradall payment obligation. The proceeds along with interest earned thereon were distributed to Unitholders on October 15, 2003.

                            Integrated ARROs Fund II
              Schedule of Selected Per Unit Operating Performance,
                          Ratios and Supplemental Data

                                                                              YEAR ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------------------

                                                      2003               2002            2001             2000             1999
                                                   ----------        -----------     -----------      -----------      -----------
Per Unit Operating Performance

Net asset value, beginning of period               $ 1,482.43        $  1,616.57     $  1,653.50      $  1,689.69      $  1,724.70

Net investment income                                  144.48             177.25          193.48           195.31           196.15

Distributions                                         (422.88)           (311.39)        (230.41)         (231.50)         (231.16)
                                                   ----------        -----------     -----------      -----------      -----------

Net asset value, end of period                     $ 1,204.03        $  1,482.43     $  1,616.57      $  1,653.50      $  1,689.69
                                                   ==========        ===========     ===========      ===========      ===========

Total investment return                            $   144.48        $    177.25     $    193.48      $    195.31      $    196.15
                                                   ==========        ===========     ===========      ===========      ===========

Ratios/Supplemental Data

Net assets, end of period                          $8,965,257        $11,038,203     $12,036,971      $12,311,942      $12,581,437

Ratio of expenses to average net assets                  0.38%              0.45%           0.31%            0.27%            0.26%

Ratio of net investment income to average
net assets                                              10.76%             11.44%          11.83%           11.68%           11.49%

Portfolio turnover rate                                   N/A                N/A             N/A              N/A              N/A

                            Integrated ARROs Fund II
                        Schedule of Portfolio Investments
                                December 31, 2003


Partnership /
Date Payment                                                                Original
 Obligation                      Property               Type of            Principal
  Incurred       Lessee          Location               Property             Amount
-------------------------------------------------------------------------------------
Bradall          Albertson's     Boise, ID              Department         $1,444,107
12/16/82         Inc.            Snohomish, WA          Stores                     (3)
                                 Las Cruces, NM
                                 Sioux Falls, SD
                                 Bradenton, FL

Dalhill          The Kroger      Houston, TX            Supermarkets        1,485,000
01/15/82         Company         Dallas, TX
                                 Columbus, OH
                                 Cincinnati, OH
                                 Louisville, KY (2)

Walmad           Walgreen        Windsor, WI            Warehouse/          1,500,000
02/25/82         Company                                Distribution
                                                        Facility

                                                                           ----------
                                                                           $4,429,107
                                                                           ==========



Partnership /                                  Discount To
Date Payment      Simple                    Arrive at Minimum          Periodic              Minimum
 Obligation      Interest      Accrued        Termination          Payment During         Termination
  Incurred         Rate        Interest          Amount             Primary Term (1)         Amount
------------------------------------------------------------------------------------------------------
Bradall           16.500%     $1,840,400      $  822,667             7/1/98-7/1/03          $2,461,840
12/16/82                                                            $387,871/semi.
                                                                     1/1/04-1/1/08
                                                                    $288,725/semi.
                                                                               (3)

Dalhill           19.625%      1,651,619         397,749          1/31/97-12/31/06           2,738,870
01/15/82                                                               $57,242/mo.




Walmad            18.500%      2,734,395         469,848             4/1/97-3/1/02           3,764,547
02/25/82                                                              $23,125/mo.;
                                                                     4/1/02-3/1/07
                                                                       $92,551/mo.

                              ----------      ----------                                    ----------
                              $6,226,414      $1,690,264                                    $8,965,257
                              ==========      ==========                                    ==========

(1)   Primary Term of the applicable net lease.

(2)   Two properties.

(3)   As adjusted, due to the sale of its Sioux Falls, SD property.

                            INTEGRATED ARROS FUND II
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                    JANUARY 1, 2003 THROUGH DECEMBER 31, 2003

            ACCRUED               ACCRUED               ACCRUED              ACCRUED
   DATE     INTEREST     DATE     INTEREST    DATE      INTEREST    DATE     INTEREST
---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
01-Jan-03  8,007,194  23-Feb-03  7,986,493  17-Apr-03  7,815,999  09-Jun-03  7,645,505
02-Jan-03  8,009,629  24-Feb-03  7,988,928  18-Apr-03  7,818,435  10-Jun-03  7,647,941
03-Jan-03  8,012,065  25-Feb-03  7,991,364  19-Apr-03  7,820,870  11-Jun-03  7,650,377
04-Jan-03  8,014,501  26-Feb-03  7,993,800  20-Apr-03  7,823,306  12-Jun-03  7,652,812
05-Jan-03  8,016,936  27-Feb-03  7,996,236  21-Apr-03  7,825,742  13-Jun-03  7,655,248
06-Jan-03  8,019,372  28-Feb-03  7,998,671  22-Apr-03  7,828,178  14-Jun-03  7,657,684
07-Jan-03  8,021,808  01-Mar-03  7,851,314  23-Apr-03  7,830,613  15-Jun-03  7,660,119
08-Jan-03  8,024,244  02-Mar-03  7,853,750  24-Apr-03  7,833,049  16-Jun-03  7,662,555
09-Jan-03  8,026,679  03-Mar-03  7,856,185  25-Apr-03  7,835,485  17-Jun-03  7,664,991
10-Jan-03  8,029,115  04-Mar-03  7,858,621  26-Apr-03  7,837,920  18-Jun-03  7,667,427
11-Jan-03  8,031,551  05-Mar-03  7,861,057  27-Apr-03  7,840,356  19-Jun-03  7,669,862
12-Jan-03  8,033,986  06-Mar-03  7,863,493  28-Apr-03  7,842,792  20-Jun-03  7,672,298
13-Jan-03  8,036,422  07-Mar-03  7,865,928  29-Apr-03  7,845,227  21-Jun-03  7,674,734
14-Jan-03  8,038,858  08-Mar-03  7,868,364  30-Apr-03  7,847,663  22-Jun-03  7,677,169
15-Jan-03  8,041,293  09-Mar-03  7,870,800  01-May-03  7,700,306  23-Jun-03  7,679,605
16-Jan-03  8,043,729  10-Mar-03  7,873,235  02-May-03  7,702,742  24-Jun-03  7,682,041
17-Jan-03  8,046,165  11-Mar-03  7,875,671  03-May-03  7,705,177  25-Jun-03  7,684,476
18-Jan-03  8,048,601  12-Mar-03  7,878,107  04-May-03  7,707,613  26-Jun-03  7,686,912
19-Jan-03  8,051,036  13-Mar-03  7,880,542  05-May-03  7,710,049  27-Jun-03  7,689,348
20-Jan-03  8,053,472  14-Mar-03  7,882,978  06-May-03  7,712,484  28-Jun-03  7,691,784
21-Jan-03  8,055,908  15-Mar-03  7,885,414  07-May-03  7,714,920  29-Jun-03  7,694,219
22-Jan-03  8,058,343  16-Mar-03  7,887,850  08-May-03  7,717,356  30-Jun-03  7,696,655
23-Jan-03  8,060,779  17-Mar-03  7,890,285  09-May-03  7,719,791  01-Jul-03  7,161,427
24-Jan-03  8,063,215  18-Mar-03  7,892,721  10-May-03  7,722,227  02-Jul-03  7,163,862
25-Jan-03  8,065,650  19-Mar-03  7,895,157  11-May-03  7,724,663  03-Jul-03  7,166,298
26-Jan-03  8,068,086  20-Mar-03  7,897,592  12-May-03  7,727,099  04-Jul-03  7,168,734
27-Jan-03  8,070,522  21-Mar-03  7,900,028  13-May-03  7,729,534  05-Jul-03  7,171,169
28-Jan-03  8,072,958  22-Mar-03  7,902,464  14-May-03  7,731,970  06-Jul-03  7,173,605
29-Jan-03  8,075,393  23-Mar-03  7,904,899  15-May-03  7,734,406  07-Jul-03  7,176,041
30-Jan-03  8,077,829  24-Mar-03  7,907,335  16-May-03  7,736,841  08-Jul-03  7,178,477
31-Jan-03  8,080,265  25-Mar-03  7,909,771  17-May-03  7,739,277  09-Jul-03  7,180,912
01-Feb-03  7,932,907  26-Mar-03  7,912,207  18-May-03  7,741,713  10-Jul-03  7,183,348
02-Feb-03  7,935,343  27-Mar-03  7,914,642  19-May-03  7,744,148  11-Jul-03  7,185,784
03-Feb-03  7,937,779  28-Mar-03  7,917,078  20-May-03  7,746,584  12-Jul-03  7,188,219
04-Feb-03  7,940,214  29-Mar-03  7,919,514  21-May-03  7,749,020  13-Jul-03  7,190,655
05-Feb-03  7,942,650  30-Mar-03  7,921,949  22-May-03  7,751,456  14-Jul-03  7,193,091
06-Feb-03  7,945,086  31-Mar-03  7,924,385  23-May-03  7,753,891  15-Jul-03  7,195,526
07-Feb-03  7,947,522  01-Apr-03  7,777,028  24-May-03  7,756,327  16-Jul-03  7,197,962
08-Feb-03  7,949,957  02-Apr-03  7,779,463  25-May-03  7,758,763  17-Jul-03  7,200,398
09-Feb-03  7,952,393  03-Apr-03  7,781,899  26-May-03  7,761,198  18-Jul-03  7,202,834
10-Feb-03  7,954,829  04-Apr-03  7,784,335  27-May-03  7,763,634  19-Jul-03  7,205,269
11-Feb-03  7,957,264  05-Apr-03  7,786,771  28-May-03  7,766,070  20-Jul-03  7,207,705
12-Feb-03  7,959,700  06-Apr-03  7,789,206  29-May-03  7,768,505  21-Jul-03  7,210,141
13-Feb-03  7,962,136  07-Apr-03  7,791,642  30-May-03  7,770,941  22-Jul-03  7,212,576
14-Feb-03  7,964,571  08-Apr-03  7,794,078  31-May-03  7,773,377  23-Jul-03  7,215,012
15-Feb-03  7,967,007  09-Apr-03  7,796,513  01-Jun-03  7,626,020  24-Jul-03  7,217,448
16-Feb-03  7,969,443  10-Apr-03  7,798,949  02-Jun-03  7,628,455  25-Jul-03  7,219,884
17-Feb-03  7,971,879  11-Apr-03  7,801,385  03-Jun-03  7,630,891  26-Jul-03  7,222,319
18-Feb-03  7,974,314  12-Apr-03  7,803,820  04-Jun-03  7,633,327  27-Jul-03  7,224,755
19-Feb-03  7,976,750  13-Apr-03  7,806,256  05-Jun-03  7,635,762  28-Jul-03  7,227,191
20-Feb-03  7,979,186  14-Apr-03  7,808,692  06-Jun-03  7,638,198  29-Jul-03  7,229,626
21-Feb-03  7,981,621  15-Apr-03  7,811,128  07-Jun-03  7,640,634  30-Jul-03  7,232,062
22-Feb-03  7,984,057  16-Apr-03  7,813,563  08-Jun-03  7,643,070  31-Jul-03  7,234,498

            ACCRUED                ACCRUED                  ACCRUED
  DATE      INTEREST      DATE     INTEREST       DATE      INTEREST
---------  ---------   ---------   ---------   ---------   ---------
01-Aug-03  7,087,140   23-Sep-03   6,456,628   15-Nov-03   6,274,477
02-Aug-03  7,089,576   24-Sep-03   6,459,063   16-Nov-03   6,276,688
03-Aug-03  7,092,012   25-Sep-03   6,461,275   17-Nov-03   6,278,900
04-Aug-03  7,094,448   26-Sep-03   6,463,486   18-Nov-03   6,281,112
05-Aug-03  7,096,883   27-Sep-03   6,465,698   19-Nov-03   6,283,323
06-Aug-03  7,099,319   28-Sep-03   6,467,909   20-Nov-03   6,285,535
07-Aug-03  7,101,755   29-Sep-03   6,470,121   21-Nov-03   6,287,746
08-Aug-03  7,104,190   30-Sep-03   6,472,333   22-Nov-03   6,289,958
09-Aug-03  7,106,626   01-Oct-03   6,324,751   23-Nov-03   6,292,169
10-Aug-03  7,109,062   02-Oct-03   6,326,963   24-Nov-03   6,294,381
11-Aug-03  7,111,497   03-Oct-03   6,329,174   25-Nov-03   6,296,592
12-Aug-03  7,113,933   04-Oct-03   6,331,386   26-Nov-03   6,298,804
13-Aug-03  7,116,369   05-Oct-03   6,333,597   27-Nov-03   6,301,015
14-Aug-03  7,118,805   06-Oct-03   6,335,809   28-Nov-03   6,303,227
15-Aug-03  7,121,240   07-Oct-03   6,338,020   29-Nov-03   6,305,438
16-Aug-03  7,123,676   08-Oct-03   6,340,232   30-Nov-03   6,307,650
17-Aug-03  7,126,112   09-Oct-03   6,342,443   01-Dec-03   6,160,068
18-Aug-03  7,128,547   10-Oct-03   6,344,655   02-Dec-03   6,162,280
19-Aug-03  7,130,983   11-Oct-03   6,346,866   03-Dec-03   6,164,492
20-Aug-03  7,133,419   12-Oct-03   6,349,078   04-Dec-03   6,166,703
21-Aug-03  7,135,854   13-Oct-03   6,351,289   05-Dec-03   6,168,915
22-Aug-03  7,138,290   14-Oct-03   6,353,501   06-Dec-03   6,171,126
23-Aug-03  7,140,726   15-Oct-03   6,355,712   07-Dec-03   6,173,338
24-Aug-03  7,143,162   16-Oct-03   6,357,924   08-Dec-03   6,175,549
25-Aug-03  7,145,597   17-Oct-03   6,360,136   09-Dec-03   6,177,761
26-Aug-03  7,148,033   18-Oct-03   6,362,347   10-Dec-03   6,179,972
27-Aug-03  7,150,469   19-Oct-03   6,364,559   11-Dec-03   6,182,184
28-Aug-03  7,152,904   20-Oct-03   6,366,770   12-Dec-03   6,184,395
29-Aug-03  7,155,340   21-Oct-03   6,368,982   13-Dec-03   6,186,607
30-Aug-03  7,157,776   22-Oct-03   6,371,193   14-Dec-03   6,188,818
31-Aug-03  7,160,211   23-Oct-03   6,373,405   15-Dec-03   6,191,030
01-Sep-03  6,403,042   24-Oct-03   6,375,616   16-Dec-03   6,193,241
02-Sep-03  6,405,478   25-Oct-03   6,377,828   17-Dec-03   6,195,453
03-Sep-03  6,407,914   26-Oct-03   6,380,039   18-Dec-03   6,197,664
04-Sep-03  6,410,349   27-Oct-03   6,382,251   19-Dec-03   6,199,876
05-Sep-03  6,412,785   28-Oct-03   6,384,462   20-Dec-03   6,202,088
06-Sep-03  6,415,221   29-Oct-03   6,386,674   21-Dec-03   6,204,299
07-Sep-03  6,417,656   30-Oct-03   6,388,885   22-Dec-03   6,206,511
08-Sep-03  6,420,092   31-Oct-03   6,391,097   23-Dec-03   6,208,722
09-Sep-03  6,422,528   01-Nov-03   6,243,516   24-Dec-03   6,210,934
10-Sep-03  6,424,964   02-Nov-03   6,245,727   25-Dec-03   6,213,145
11-Sep-03  6,427,399   03-Nov-03   6,247,939   26-Dec-03   6,215,357
12-Sep-03  6,429,835   04-Nov-03   6,250,150   27-Dec-03   6,217,568
13-Sep-03  6,432,271   05-Nov-03   6,252,362   28-Dec-03   6,219,780
14-Sep-03  6,434,706   06-Nov-03   6,254,573   29-Dec-03   6,221,991
15-Sep-03  6,437,142   07-Nov-03   6,256,785   30-Dec-03   6,224,203
16-Sep-03  6,439,578   08-Nov-03   6,258,996   31-Dec-03   6,226,414
17-Sep-03  6,442,013   09-Nov-03   6,261,208
18-Sep-03  6,444,449   10-Nov-03   6,263,419
19-Sep-03  6,446,885   11-Nov-03   6,265,631
20-Sep-03  6,449,321   12-Nov-03   6,267,842
21-Sep-03  6,451,756   13-Nov-03   6,270,054
22-Sep-03  6,454,192   14-Nov-03   6,272,265

                            INTEGRATED ARROS FUND II
                            ------------------------
                          FORM N-CSR DECEMBER 31, 2003
                          ----------------------------

                                 CERTIFICATIONS

     I, Richard J McCready, certify that:

1.   I have reviewed this report on Form N-CSR of Integrated Arros Fund II;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(C) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize and report financial information; and

     b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date:   February 17, 2004                                /s/ Richard J. McCready
                                                        ------------------------
                                                        Richard J. McCready
                                                        President, Secretary
                                                        and Director

                       INTEGRATED INTEGRATED ARROS FUND II
                       -----------------------------------
                          FORM N-CSR DECEMBER 31, 2003
                          ----------------------------

                                 CERTIFICATIONS

     I, Steven B. Kauff, certify that:

1.   I have reviewed this report on Form N-CSR of Integrated Arros Fund I;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(C) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize and report financial information; and

     b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:   February 17, 2004                              /s/ Steven B. Kauff
                                                       -------------------------
                                                       Steven B. Kauff
                                                       Vice President, Treasurer
                                                       and Director

               CERTIFICATION PURSUANT TO 18 U.S.C. SECTION 1350,
                             AS ADOPTED PURSUANT TO
                  SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002

Name of Issuer: INTEGRATED ARROS FUND II

     In connection with the Report on Form N-CSR of the above-named issuer that is accompanied by this certification, the undersigned hereby certifies, to his knowledge, that:

     1. The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

     2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the issuer.

Date:  February 17, 2004                                 /s/ Richard J. McCready
                                                         -----------------------
                                                         Richard J. McCready
                                                         President, Secretary
                                                         and Director

                CERTIFICATION PURSUANT TO 18 U.S.C. SECTION 1350,
                             AS ADOPTED PURSUANT TO
                  SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002

Name of Issuer: INTEGRATED ARROS FUND II

     In connection with the Report on Form N-CSR of the above-named issuer that is accompanied by this certification, the undersigned hereby certifies, to his knowledge, that:

     3. The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

     4. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the issuer.

Date:  February 17, 2004                               /s/ Steven B. Kauff
                                                       -------------------------
                                                       Steven B. Kauff
                                                       Vice President, Treasurer
                                                       and Director